Financial instruments by category	12 Months Ended
Dec. 31, 2023
Disclosure of fair value measurement of assets [abstract]
Financial instruments by category
28. Financial instruments by category
Fair values are determined directly by reference to published price quotations in an active market, when available, or by using a valuation technique that uses inputs observed from relevant markets.
The three levels of the fair value hierarchy are described below:
•Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•Level 2 – Inputs that are observable, either directly or indirectly, but do not qualify as Level 1 inputs (i.e., quoted prices for similar assets or liabilities).
•Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
The following table provides the carrying value and fair value of financial instruments at December 31, 2023 and December 31, 2022:

	December 31, 2023			December 31, 2022
	Carrying amount		Fair value	Carrying amount		Fair value
	Level 1(15)	Level 2		Level 1(15)	Level 2

Cash and cash equivalents (1)	$540,473	$—	$540,473	$279,735	$—	$279,735
Term deposits (1)	1,136	—	1,136	—	—	—
Restricted cash (1)	2,085	—	2,085	2,052	—	2,052
Other receivables and deposits (1)	21,670	—	21,670	14,999	—	14,999
Other assets (1)	170	—	170	170	—	170
Marketable securities (2)	100,794	—	100,794	54,706	—	54,706
Investments in debt securities (3)	8,004	—	8,004	7,043	—	7,043
Settlement receivables (4)	—	49,387	49,387	—	33,393	33,393
Redemption option derivative asset (5)	—	5,635	5,635	—	3,676	3,676
Turkish Lira deposits (6)	—	—	—	—	35,000	35,000
Accounts payable and accrued liabilities (1)	(202,933)	—	(202,933)	(162,799)	—	(162,799)
Senior notes, excluding derivative asset (7)	—	(498,326)	(471,600)	—	(498,090)	(437,400)
Term facility - commercial loans (8)	—	(100,890)	(100,890)	—	—	—
Term facility - RRF loans (8)	—	(39,209)	(39,209)	—	—	—
Term facility - revolving VAT facility (8)	—	(3,269)	(3,269)	—	—	—
Foreign currency collars - assets (9)	—	1,338	1,338	—	—	—
Euro forward contracts - assets (10)	—	1,513	1,513	—	—	—
Euro forward contracts - liabilities (10)	—	(35)	(35)	—	—	—
Gold collars - liabilities (11)	—	(3,026)	(3,026)	—	—	—
Gold commodity swaps - liabilities (12)	—	(2,966)	(2,966)	—	—	—
Copper commodity swaps - liabilities (12)	—	(1,032)	(1,032)	—	—	—
Interest rate swaps - assets (13)	—	458	458	—	—	—
Interest rate swaps - liabilities (13)	—	(12,063)	(12,063)	—	—	—
Foreign currency forward contracts - assets (14)	—	6,229	6,229	—	—	—
Net financial assets (liabilities)	$471,399	$(596,256)	$(98,131)	$195,906	$(426,021)	$(169,425)
28. Financial instruments by category (continued)

(1)These assets and liabilities are carried at amortized cost and approximate fair values due to their short-term maturities.
(2)Marketable securities include publicly-traded equity investments classified as fair value through other comprehensive income.
(3)Investments in debt securities include publicly-traded debt securities classified as fair value through other comprehensive income.
(4)Settlement receivables arise from provisional pricing in contracts for the sale of metals in concentrate classified as fair value through profit and loss with fair value determined based on forward metal prices for the quotational period. Changes in fair value are recorded in revenue.
(5)The redemption option derivative asset associated with the senior secured notes is an embedded derivative separately recognized to reflect the redemption features of the senior notes and is classified as fair value through profit and loss (Note 16) with fair value based on models using observable interest rate inputs. Changes in fair value are recorded in finance costs.
(6)Turkish Lira deposits, included in term deposits, were protected from the weakening of the Turkish Lira against the U.S. dollar are measured at fair value through profit and loss using an observable foreign exchange rate. There were no changes in the fair value in the year ended December 31, 2022. The deposits matured in February 2023.
(7)Senior notes, excluding the redemption option derivative asset (Note 16), is carried at amortized cost. The fair value of the senior secured notes is based on observable prices in inactive markets.
(8)The term facility (Note 16) is carried at amortized cost. The fair value of the term facility approximates the carrying amount.
(9)Canadian dollar and Euro zero-cost collars classified as fair value through profit and loss (Note 27(a)) with fair value based on observable forward foreign exchange rates.
(10)Euro forward contracts classified as fair value through profit and loss (Note 27(b)) with fair value based on observable forward foreign exchange rates.
(11)Gold zero-cost collars classified as fair value through profit and loss (Note 27(c)) with fair value based on observable forward metal prices.
(12)Gold and copper commodity swaps classified as fair value through profit and loss (Note 27(d)) with fair value based on observable forward metal prices.
(13)Interest rate swaps classified as fair value through profit and loss (Note 27(e)) with fair value based on observable forward interest rates.
(14)U.S. dollar to Euro forward contracts classified as fair value through profit and loss (Note 27(f)) with fair value based on observable forward foreign exchange rates.
(15)The fair value of financial instruments traded in active markets are based on quoted market prices at the date of the statements of financial position. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The quoted market price used for financial assets held by the group is the current bid price.

There were no amounts transferred between levels of the fair value hierarchy for the years ended December 31, 2023 and 2022. For all other financial instruments, carrying amounts approximate fair value.